GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 26, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Indefinite-Lived Intangible Assets
The changes in the net carrying amount of goodwill by reporting segment for the years ended December 26, 2015 and December 27, 2014, are as follows (in thousands):

	North	South	West	All Other	Total
Balance as of December 28, 2013	44,983	43,625	62,176	9,362	160,146
Acquisitions	—	—	22,916	—	22,916
Balance as of December 27, 2014	44,983	43,625	85,092	9,362	183,062
2015 Acquisitions	—	—	789	618	1,407
2014 Final Purchase Accounting	—	—	(1,328)	—	(1,328)
Other	(1,730)	—	—	(421)	(2,151)
Balance as of December 26, 2015	$43,253	43,625	$84,553	$9,559	$180,990

Other Intangible Assets
The following amounts were included in other amortizable intangible assets, net as of December 26, 2015 and December 27, 2014 (in thousands):

	2015		2014
	Assets	Accumulated Amortization	Assets	Accumulated Amortization
Non-compete agreements	$5,496	$(1,725)	$2,917	$(1,019)
Customer relationships	19,194	(10,140)	9,480	(8,027)
Licensing agreements	4,589	(2,524)	4,589	(2,065)
Patents	3,563	(3,096)	3,464	(2,860)
Total	$32,842	$(17,485)	$20,450	$(13,971)

Estimated Useful Lives of Intangible Assets
Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Non-compete agreements	5 to 15 years
Customer relationship	5 to 15 years
Licensing agreements	10 years

Expected Amortization Expense	The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2016	$2,373
2017	2,070
2018	1,812
2019	1,528
2020	1,117
Thereafter	6,457
Total	$15,357